EQUITY - Schedule of Changes in LP Units (Details) - Exchange LP Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	11,363	12,379	21,115
Exchange LP Units exchanged (in shares)	(285)	(1,016)	(8,736)
End of year (in shares)	11,078	11,363	12,379